CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Other Comprehensive Income [Abstract]
Net income	$ 185,836	$ 131,175	$ 165,712
Fair value adjustments to hedging financial instruments	(18,407)	(19,467)	(9,858)
Fair value adjustments to hedging financial instruments in associated companies	19,561	20,074	(11,396)
Reclassification into net income of previous fair value adjustments to hedging financial instruments	27	1,756	14,629
Fair value adjustments to available for sale securities	896	(327)	0
Other items of comprehensive income/(loss)	67	(16)	(5)
Other comprehensive income/(loss), net of tax	2,144	2,020	(6,630)
Comprehensive income	$ 187,980	$ 133,195	$ 159,082